Other Non-Operating Income	9 Months Ended
Sep. 30, 2022
Other Income and Expenses [Abstract]
Other non-operating income	REALIZED AND UNREALIZED GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTSThe realized and unrealized gain on the oil and gas derivative instruments comprise the following:

	Nine months ended September 30,
	2022	2021
Realized gain on Hilli gas derivative instrument	100,840	—
Realized gain on Hilli oil derivative instrument	82,890	11,837
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	(29,034)	—
Realized gain on oil and gas derivative instruments, net	154,696	11,837

Unrealized gain on Hilli gas derivative instrument (note 17)	309,375	—
Unrealized gain on Hilli oil derivative instrument (note 17)	36,186	145,282
Unrealized MTM adjustment on commodity swap derivatives	16,411	—
Unrealized gain on oil and gas derivative instruments	361,972	145,282

Realized and unrealized gain on oil and gas derivative instruments (note 20)	516,668	157,119
The realized gain on oil and gas derivative instruments results from the excess monthly billings above the Hilli base tolling fee pursuant to the LTA and the incremental capacity exercised by the customer whereas the unrealized gain on oil and gas derivative instruments results from movements in forecasted oil and natural gas prices and Euro/USD exchange rates.OTHER NON-OPERATING INCOME/(LOSSES)Other non-operating income comprise the following:

	Nine months ended September 30,
	2022	2021
Realized and unrealized MTM gains/(losses) on our investment in listed equity securities (note 20)	346,497	(244,210)
UK tax lease contingent liability (note 22)	6,919	(71,307)
Dividend income from our investment in listed equity securities	4,348	3,725
Other non-operating income/(losses)	357,764	(311,792)